FINANCIAL INSTRUMENTS - Net (gains) losses from risk management activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Instruments [Abstract]
Net realized risk management (gain) loss	$ (99)	$ (2)	$ 8
Net unrealized risk management (gain) loss	(35)	37	25
Gains (losses) on change in fair value of derivatives	$ (134)	$ 35	$ 33